Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
Income Taxes [Line Items]
Assessable profits rate	16.50%	16.50%
Assessable profit amount	$ 255,428	$ 2,000,000
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits rate	8.25%	8.25%
Assessable profit amount	$ 255,428	$ 2,000,000